Trade And Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and Other Payables
12.
TRADE AND OTHER PAYABLES

Trade payables

Trade payables are the amounts billed to the Company by the vendors and suppliers for goods delivered to or services consumed by the Company in the ordinary course of business. As of December 31, 2022, and December 31, 2023, the carrying amounts of those trade payables were $12,784,485 and $7,918,607, respectively and repayable on demand or within the normal credit terms.

Other payables

	December 31,	December 31,
	2022	2023
Payables for cash-settled long-term incentive plan (Note 19)	$234,448	$46,699
Payables for salaries and bonuses	1,375,627	1,748,901
Payables for professional fees	560,578	1,098,536
Others	154,385	187,193
Total other payables	$2,325,038	$3,081,329
Maturity analysis:
On demand or within 1 year	$2,325,038	$3,081,329